Aberdeen High Yield Fund (formerly, Aberdeen U.S. High Yield Bond Fund)
Aberdeen High Yield Fund (formerly, Aberdeen U.S. High Yield Bond Fund)
Objective
The Aberdeen High Yield Fund (formerly, Aberdeen U.S. High Yield Bond Fund) (the “High Yield Fund” or the “Fund”) seeks to maximize total return consisting of interest income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the High Yield Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 187 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales - Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 155-157 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen High Yield Fund (formerly, Aberdeen U.S. High Yield Bond Fund)	Class A		Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	0.75%	[1]	1.00%	none	none	none
[1]	If you paid no sales charge on the original purchase and a finder's fee was paid, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen High Yield Fund (formerly, Aberdeen U.S. High Yield Bond Fund)		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		1.12%	1.02%	1.02%	1.02%	1.02%
Total Annual Fund Operating Expenses		1.97%	2.62%	2.12%	1.62%	1.62%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.82%	0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.15%	1.80%	1.30%	0.80%	0.80%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.80% for all Classes of the Fund at least through February 28, 2015 or the effective date of the 2015 annual update to the registration statement, whichever occurs first. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2015 or the effective date of the 2015 annual update to the registration statement, whichever occurs first.

Example

This Example is intended to help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the High Yield Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen High Yield Fund (formerly, Aberdeen U.S. High Yield Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	537	941	1,370	2,560
Class C	283	737	1,317	2,893
Class R	132	585	1,064	2,387
Institutional Class	82	431	804	1,853
Institutional Service Class	82	431	804	1,853

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Aberdeen High Yield Fund (formerly, Aberdeen U.S. High Yield Bond Fund) Class C	183	737	1,317	2,893

Portfolio Turnover

The High Yield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 130.94% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the High Yield Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities that are, at the time of investment, below investment grade (sometimes referred to as “junk bonds” or high yield securities).  If the High Yield Fund changes this 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the High Yield Fund.

In pursuing its objective and the non-fundamental policy above, the Fund intends to invest primarily in high yield debt securities of U.S. issuers, which includes issuers: (a) domiciled in the U.S.; (b) that conduct a majority of their business in the U.S.; or (c) listed in the Bank of America Merrill Lynch US High Yield Index (“BoA ML US HY Index”). The BoA ML US HY Index includes issuers that are organized and operating within and outside of the U.S. if they publicly issue U.S. dollar denominated below investment grade corporate debt. The Fund may also invest in debt securities issued by foreign companies and governments.  The Fund intends to invest primarily in debt securities that are U.S. Dollar denominated, although the Fund may invest in debt securities denominated in foreign currency, including the currency of emerging market countries.

For purposes of the 80% policy,  below investment grade debt securities include, but are not limited to, convertible and non-convertible corporate and non-corporate debt securities (such as securities of a government and its agencies, instrumentalities and political subdivisions, and structured finance securities), privately placed debt securities (which are securities sold directly in a negotiated sale to institutional or private investors rather than a public offering, such as privately placed bonds), fixed and floating rate bonds, zero-coupon and discount bonds, debentures, notes, certificates of deposit, banker’s acceptances, bills of exchange, asset-backed securities and bank loans. A debt security is considered below investment grade if rated below investment grade by Moody’s Investors Services, Inc. (“Moody’s”) (below Baa3), Standard & Poor’s Rating Services (“S&P”) (below BBB-), or Fitch, Inc. (“Fitch”) (below BBB-) or, if unrated, determined by Aberdeen Asset Management Inc. (the “Adviser”) to be of comparable quality.  In the event that a security receives different ratings from different nationally recognized statistical rating organizations (“NRSROs”), the Adviser will treat the security as being rated in the lowest rating category received from an NRSRO.  The Fund’s investments may include securities not paying interest currently and securities in default following purchase.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund. Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps (“CDS” or “CDX Index” and collectively, “CDS”), currency swaps and forwards, and futures. CDS may be used to adjust the Fund’s exposure to the industry sector and/or to sell or buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling  securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund’s currency exposure and futures are primarily used to manage the Fund’s interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets its 80% policy, the market value of the derivative would be included to meet the 80% minimum. For additional information regarding derivatives, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

The Fund may invest in securities of any maturity.

Principal Risks

The High Yield Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Active Trading Risk — The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

Bank Loan Risk -— There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.

Call and Redemption Risk — Some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Credit Default Swap Risk — Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the Fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the Fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Fund.

Credit Risk — A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Derivatives Risk (including Futures and Swaps) — Derivatives are speculative and may hurt the Fund’s performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund’s swaps, forwards and futures strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk — To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options on currencies and from speculative short positions on currencies are unlimited.

Hedged Exposure Risk — Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk — The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk — Derivative transactions depend on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.

Emerging Markets Risk — A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

High-Yield Bonds and Other Lower-Rated Securities — The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Illiquid Securities — Illiquid securities are assets which may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment on its books and may include such securities as those not registered under U.S. securities laws or securities that cannot be sold in public transactions. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Interest Rate Risk — The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.  In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

Market Risk — The Fund could lose value if the individual securities in which it invests or overall markets in which such securities trade decrease in value.

Valuation Risk — The lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the High Yield Fund. The bar chart shows the Fund’s annual total return for Class A. The return in the bar chart does not reflect the impact of sales charges. If the applicable sales charges were included, the annual total return would be lower than that shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Year Ended Dec. 31)

Best Quarter: 4.44% - 3rd quarter 2012 Worst Quarter: -1.08% - 2nd quarter 2013
Average Annual Total Returns as of December 31, 2013

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns Aberdeen High Yield Fund (formerly, Aberdeen U.S. High Yield Bond Fund)	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	2.80%	6.63%	Feb. 27, 2012
Class C	6.70%	8.42%	Feb. 27, 2012
Class R	7.33%	9.03%	Feb. 27, 2012
Institutional Service Class	7.78%	9.52%	Feb. 27, 2012
Institutional Class	7.78%	9.52%	Feb. 27, 2012
After Taxes on Distributions Class A	(2.60%)	2.21%
After Taxes on Distributions and Sales of Shares Class A	1.89%	3.32%
BofA Merrill Lynch US High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	7.42%	9.49%	Feb. 27, 2012